Trade Receivables, Net (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Schedule of trade receivables
Trade receivables	$ 25,573,699	$ 25,622,091
Allowance for bad debt	(703,402)	(731,475)
Total trade receivables, net	$ 24,870,297	$ 24,890,616